Financial Instrument - Summary of Year End Trade and Other Receivable (Detail) - Credit risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 68,655	$ 1,055	₨ 48,572
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	34,278	526	11,450
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	7,725	119	9,429
Financial assets past due but not impaired [member] | Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	3,897	60	3,014
Financial assets past due but not impaired [member] | Later than three months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	7,278	112	15,307
Financial assets past due but not impaired [member] | Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 15,477	$ 238	₨ 9,372